Share Capital And Per Share Amounts (Details)	12 Months Ended
Dec. 31, 2023 shares
Warrants [member]
Share Capital And Per Share Amounts (Details) [Line Items]
Number of anti-dilutive shares	7,526,667
Performance Warrants [Member]
Share Capital And Per Share Amounts (Details) [Line Items]
Number of anti-dilutive shares	3,617,016